UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number:     ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Partner Advisory Services, L.P.
Address:      Four Embarcadero Center
              Suite 3500
              San Francisco, CA 94111

Form 13F File Number: 028-14885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA       05/15/2012
-------------------------     -----------------       -----------------
[Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          ------------
Form 13F Information Table Entry Total:    20
                                          ------------
Form 13F Information Table Value Total:    180,911
                                          ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
AMERICAN TOWER CORP NEW        COM    03027X100    5,906    93,710 SH        Shared-defined            0     93,710  0
APPLE INC                      COM    037833100   14,821    24,720 SH        Shared-defined            0     24,720  0
CHECK POINT SOFTWARE TECH LT   ORD    M22465104    6,012    94,174 SH        Shared-defined            0     94,174  0
CISCO SYS INC                  COM    17275R102   15,387   727,506 SH        Shared-defined            0    727,506  0
CITRIX SYS INC                 COM    177376100    5,963    75,570 SH        Shared-defined            0     75,570  0
COGNIZANT TECHNOLOGY SOLUTIO   CL A   192446102   13,534   175,879 SH        Shared-defined            0    175,879  0
F5 NETWORKS INC                COM    315616102   15,449   114,473 SH        Shared-defined            0    114,473  0
INVENSENSE INC                 COM    46123D205   10,201   563,576 SH        Shared-defined            0    563,576  0
ISHARES TR                     PUT    464287955       62    85,000 SH  Put   Shared-defined            0     85,000  0
JABIL CIRCUIT INC              COM    466313103    3,812   151,768 SH        Shared-defined            0    151,768  0
JDS UNIPHASE CORP            COM PAR
                             $0.001   46612J507    7,046   486,278 SH        Shared-defined            0    486,278  0
JUNIPER NETWORKS INC           COM    48203R104    3,540   154,741 SH        Shared-defined            0    154,741  0
MICROSOFT CORP                 COM    594918104   16,375   507,668 SH        Shared-defined            0    507,668  0
NVIDIA CORP                    COM    67066G104   10,402   675,696 SH        Shared-defined            0    675,696  0
RED HAT INC                    COM    756577102    8,292   138,460 SH        Shared-defined            0    138,460  0
SALESFORCE COM INC             COM    79466L302   16,427   106,317 SH        Shared-defined            0    106,317  0
SINA CORP                      ORD    G81477104    4,650    71,534 SH        Shared-defined            0     71,534  0
TERADATA CORP DEL              COM    88076W103    2,351    34,503 SH        Shared-defined            0     34,503  0
VMWARE INC                   CL A COM 928563402    3,567    31,747 SH        Shared-defined            0     31,747  0
ZYNGA INC                      CL A   98986T108   17,114 1,301,424 SH        Shared-defined            0  1,301,424  0